Significant acquisition of businesses (Details 2) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment recognised as of acquisition date	$ 23	$ 18
Right of use assets as of acquisition date	32	16
Acquired research and development	1,746	2,931
Other intangible assets recognised as of acquisition date	419	15
Deferred tax assets	315	34
Non-current financial and other assets	421	164
Trade receivables and other current assets recognised as of acquisition date	658	183
Cash and cash equivalents	236	226
Deferred tax liabilities recognised as of acquisition date	(600)	(474)
Current and non current financial debts as of acquisition date	(905)
Current and non current lease liabilities as of acquisition date	(41)	(51)
Trade payables and other liabilities	(289)	(231)
Net identifiable assets acquired	2,015	2,831
Non-controlling interests	(108)
Goodwill	2,198	1,094
Identifiable assets acquired (liabilities assumed)	$ 4,105	$ 3,925